Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenue	¥ 6,177,947	¥ 5,712,965	¥ 4,696,828
Cost of sales	(5,391,493)	(4,948,883)	(4,085,651)
Gross profit	786,453	764,082	611,176
Selling, general and administrative expenses	(568,409)	(533,787)	(466,351)
Share of profit in investments accounted for using the equity method	86,411	65,657	44,118
Other operating income	102,606	91,521	62,108
Other operating expenses	(70,120)	(98,773)	(81,171)
Business profit	336,941	288,700	169,878
Losses on natural disaster	(22,349)
Gains or losses from reorganization	(49,480)		40,165
Operating profit	265,111	288,700	210,044
Finance income	6,104	7,644	6,322
Finance costs	(22,445)	(24,584)	(21,586)
Profit before income taxes	248,769	271,760	194,780
Income tax expense	8,809	(59,549)	(40,297)
Profit for the year	257,579	212,210	154,483
Profit for the year attributable to:
Owners of the parent	251,169	180,832	137,246
Non-controllinginterests	¥ 6,409	¥ 31,377	¥ 17,237
Earnings per share
Basic earnings per share (Yen)	¥ 281.77	¥ 204.87	¥ 155.08